Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income taxes
Schedule of income (loss) before income taxes

	For the Year Ended December 31
	2020	2021	2022
	RMB	RMB	RMB

Income (loss) from overseas entities	3,020,403	(7,665,988)	(17,271,251)
Loss from PRC entities	(13,931,143)	(41,502,270)	(6,507,345)
Loss before income taxes	(10,910,740)	(49,168,258)	(23,778,596)

Schedule of income tax expenses (benefits)

	For the Year Ended December 31
	2020	2021	2022
	RMB	RMB	RMB

Current income tax expenses	170,502	557,797	170,091
Deferred tax benefits	(473,704)	(391,477)	(166,176)
Total income tax expenses (benefits)	(303,202)	166,320	3,915

Schedule of reconciliation of the differences between the statutory tax rate and the effective tax rate

	For the Year Ended December 31
	2020	2021	2022
	RMB	RMB	RMB

PRC statutory tax rate	25.00%	25.00%	25.00%
Tax effect of preferential tax treatments	(2.53)%	(0.38)%	(0.72)%
Tax effect of permanent difference	(9.03)%	(15.54)%	(2.06)%
Effect on tax rates in different tax jurisdiction	5.18%	(0.50)%	(12.15)%
Changes in valuation allowance and others	(15.84)%	(8.92)%	(10.09)%
Effective tax rate	2.78%	(0.34)%	(0.02)%

Schedule of significant components of the Group's deferred tax balances

	As of December 31
	2021	2022
	RMB	RMB
Deferred tax assets
Tax losses carryforwards	8,528,736	14,026,637
Advertising expenses in excess of deduct limit	1,830,543	3,093,464
Asset impairment and allowances for credit losses	1,575,404	1,303,029
Accrued expenses and others	1,732,080	1,513,483
Total deferred tax assets	13,666,763	19,936,613
Less: valuation allowance	(13,065,611)	(19,539,116)
Deferred tax assets, net	601,152	397,497
Deferred tax liabilities
Amortization expense of intangible assets	659,926	263,031
Depreciation expense of property and equipment, and others	202,513	204,943
Deferred tax liabilities	862,439	467,974

Schedule of future expirations of tax losses arising in PRC

As of December 31,
2022
RMB
Loss expiring in 2023	1,926,709
Loss expiring in 2024	1,104,342
Loss expiring in 2025	7,656,285
Loss expiring in 2026	20,987,210
Loss expiring in 2027 and thereafter	24,020,632
Total	55,695,178

Schedule of deferred tax assets and liabilities classification in the consolidated balance sheets

	As of December 31
	2021	2022
	RMB	RMB

Classification in the consolidated balance sheets:
Deferred tax assets, net	224,491	289,191
Deferred tax liabilities	485,778	359,668